PARTNERSHIP CAPITAL	12 Months Ended
Dec. 31, 2021
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at December 31, 2021, our partnership’s capital structure was comprised of three classes of partnership units: units, preferred units and general partnership units. Units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: Special General Partner Units, Holding LP Class A Preferred Units, Managing General Partner Units and Redeemable Partnership Units held by Brookfield.
In its capacity as the holder of the Special General Partner Units of the Holding LP, the special general partner is entitled to incentive distribution rights which are based on the amount by which quarterly distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed specified target levels. To the extent distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1827 per quarter, the incentive distribution rights entitle the special general partner to 15% of incremental distributions above this threshold. To the extent that distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.198 per unit, the incentive distribution rights entitle the special general partner to 25% of incremental distributions above this threshold. During the year, the Holding LP paid incentive distributions of $206 million (2020: $183 million, 2019: $158 million). Prior to the special distribution, the above thresholds of $0.1827 and $0.198 were $0.203 and $0.22, respectively.
The Holding LP has issued 129 million Redeemable Partnership Units to Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash in an amount equal to the market value of our units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Units so presented to the Holding LP in exchange for one of our partnership’s units (subject to certain customary adjustments). Both the units issued by our partnership and the Redeemable Partnership Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable Partnership Units participate in earnings and distributions on a per Redeemable Partnership Unit basis equivalent to the per unit participation of the units of our partnership. Our partnership reflects the Redeemable Partnership Units issued to Brookfield by the Holding LP as non-controlling interest—Redeemable Partnership Units held by Brookfield.
(a)Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2021	2020	2019	2021	2020	2019	2021	2020	2019
Opening balance	1.6	1.6	1.6	295.4	293.5	277.3	297.0	295.1	278.9
Issued for cash	—	—	—	9.7	0.2	13.8	9.7	0.2	13.8
Conversion from Exchange LP Units	—	—	—	0.1	0.3	3.2	0.1	0.3	3.2
Conversion from BIPC exchangeable shares	—	—	—	0.1	1.4	—	0.1	1.4	—
Repurchased and cancelled	—	—	—	—	—	(0.8)	—	—	(0.8)
Ending balance	1.6	1.6	1.6	305.3	295.4	293.5	306.9	297.0	295.1

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2021	2020	2019	2021	2020	2019	2021	2020	2019
Opening balance	$19	$19	$19	$5,526	$5,495	$4,911	$5,545	$5,514	$4,930
Unit issuance	—	—	—	545	9	559	545	9	559
Conversion from Exchange LP Units	—	—	—	2	3	53	2	3	53
Conversion from BIPC exchangeable shares	—	—	—	1	19	—	1	19	—
Repurchased and cancelled	—	—	—	—	—	(28)	—	—	(28)
Ending balance	$19	$19	$19	$6,074	$5,526	$5,495	$6,093	$5,545	$5,514
In November 2021, Brookfield Infrastructure issued 9.5 million units at $58.65 per unit in public offerings in the U.S. and Canada. In total, $556 million of gross proceeds were raised through the issuance and $23 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued approximately 7.1 million Redeemable Partnership Units at the public offering price, net of commissions, to Brookfield for additional proceeds of $400 million.
As a result of the issuances during the year, inclusive of equity raised as part of the IPL acquisition, equity was reallocated between limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units, and non-controlling interests - BIPC exchangeable shares to reflect the difference between the ratio in which the unit/shareholders participated in the issuance and their original economic interest in the partnership. The resulting impacts were recognized as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) were also ratably allocated.
In July 2019, Brookfield Infrastructure issued 13.5 million units at $42.50 per unit under shelf registrations in the U.S. and Canada. In total, $575 million of gross proceeds were raised through the issuance and $24 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued approximately 6.1 million Redeemable Partnership Units to Brookfield for gross proceeds of $250 million. As Brookfield participated in the unit offering at a percentage greater than its ownership interest in the Holding LP prior to the equity offering, this resulted in a slight decrease in our partnership’s ownership interest in the Holding LP without resulting in a loss of control. The difference between the proportionate amount by which the non-controlling interest in Holding LP was increased and the proceeds of the Redeemable Partnership Unit offering resulted in a gain of $8 million that was recognized directly in equity.
During the year ended December 31, 2021, Brookfield Infrastructure did not repurchase or cancel any units (2020: less than 0.1 million for less than $0.1 million, 2019: 0.8 million for $28 million) and did not incur any commission costs (2020: less than $1 million, 2019: less than $1 million).
In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the NYSE for the five trading days immediately preceding the relevant distribution date. During the year ended December 31, 2021, our partnership issued 0.2 million units for proceeds of $12 million (2020: less than 1 million units for proceeds of $9 million, 2019: less than 1 million units for proceeds of $8 million) under the Plan.
The weighted average number of Special General Partner Units outstanding for the year ended December 31, 2021 was 1.6 million (2020: 1.6 million, 2019: 1.6 million). The weighted average number of limited partnership units outstanding for the year ended December 31, 2021 was 296.7 million (2020: 294.7 million, 2019: 285.6 million).
Net income per limited partnership unit was $1.74 for the year ended December 31, 2021 (2020: $0.35, 2019: $0.06). Net income per limited partnership unit is calculated as the total net income attributable to limited partnership units, less preferred partnership distributions, divided by the average number of limited partnership units outstanding during the year ended December 31, 2021.
(b)Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2021	2020	2019
Opening balance	121.9	121.9	115.8
Issued for cash	7.1	—	6.1
Ending balance	129.0	121.9	121.9

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2021	2020	2019
Opening balance	$2,328	$2,328	$2,078
Unit issuance	400	—	250
Ending balance	$2,728	$2,328	$2,328
In November 2021, Brookfield Infrastructure issued 7.1 million Redeemable Partnership Units to Brookfield for proceeds of $400 million.
In July 2019, Brookfield Infrastructure issued 6.1 million Redeemable Partnership Units to Brookfield for proceeds of $250 million.
The weighted average number of Redeemable Partnership Units outstanding for the year ended December 31, 2021 was 122.8 million (2020: 121.9 million, 2019: 118.6 million).
(c) Non-controlling interest—BIPC exchangeable shares

	Non-controlling interest— BIPC exchangeable shares
UNITS MILLIONS	2021	2020	2019
Opening balance	44.9	—	—
Unit issuance	2.1	—	—
Issued in conjunction with the acquisition of Inter Pipeline	26.0	—	—
Non-cash issuance	—	46.3	—
Conversion to units	(0.1)	(1.4)	—
Conversion from BIPC Exchangeable LP Units	0.4	—	—
Ending balance	73.3	44.9	—

	Non-controlling interest— BIPC exchangeable shares
US$ MILLIONS	2021	2020	2019
Opening balance	$(19)	$—	$—
Unit issuance	1,770	—	—
Conversion to units	(1)	(19)	—
Conversion from BIPC Exchangeable LP Units	5	—	—
Ending balance	$1,755	$(19)	$—
In November 2021, BIPC, a subsidiary of our partnership issued 2.1 million BIPC exchangeable shares at $62.70 per share in public offerings in the U.S. and Canada. In total, $134 million of gross proceeds were raised through the issuance and $6 million in equity issuance costs were incurred.
In October 2021, BIPC issued 8.1 million BIPC exchangeable shares for a fair value of $502 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Business, for further details.
During August and September 2021, BIPC issued 17.9 million BIPC exchangeable shares for a fair value of $1,140 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Businesses, for further details.
On March 31, 2020, BIPC, a subsidiary of our partnership, issued 46.3 million BIPC exchangeable shares to unitholders as part of the BIPC special distribution. The distribution resulted in no cash proceeds to the partnership. The BIPC exchangeable shares provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, the BIPC exchangeable shares are presented as a component of non-controlling interests. Refer to Note 1, Organization and Description of the Business, for further details.
During the year ended December 31, 2021, BIPC exchangeable shareholders exchanged 0.1 million (2020: 1.4 million) BIPC exchangeable shares for $1 million of our units (2020: $19 million).
(d) Non-controlling interest—Exchangeable Units

	Non-controlling interest—Exchangeable units
UNITS MILLIONS	2021	2020	2019
Opening balance	1.0	1.2	4.4
Special distribution	—	0.1	—
Issuance of BIPC Exchangeable LP Units	4.1	—	—
BIPC Exchangeable LP Units converted to BIPC exchangeable shares	(0.4)	—	—
Exchange LP Units converted to units	(0.1)	(0.3)	(3.2)
Ending balance	4.6	1.0	1.2

	Non-controlling interest—Exchangeable units
US$ MILLIONS	2021	2020	2019
Opening balance	$156	$159	$212
Issuance of BIPC Exchangeable LP Units	259	—	—
BIPC Exchangeable LP Units converted to BIPC exchangeable shares	(5)	—	—
Exchange LP Units converted to units	(2)	(3)	(53)
Ending balance	$408	$156	$159
During August, September and October 2021, BIPC Exchange LP, a subsidiary of our partnership, issued 4.1 million BIPC Exchangeable LP Units for a fair value of $259 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Businesses, and Note 1, Organization and Description of the Business, for further details.
During the year ended December 31, 2021, Exchange LP unitholders exchanged 0.1 million (2020: 0.3 million, 2019: 3.2 million) Exchange LP Units for $2 million (2020: $3 million, 2019: $53 million) of our units.
During the year ended December 31, 2021, BIPC Exchangeable LP unitholders exchanged 0.4 million BIPC exchangeable LP units for $5 million of BIPC exchangeable shares.
On March 31, 2020, the partnership executed a special distribution of its Exchange LP units whereby each Exchange LP unitholder received one additional Exchange LP unit for every nine Exchange LP units held. The special distribution resulted in no cash proceeds to the partnership. In total, 0.1 million Exchange LP units were issued.
On January 21, 2022, BIP Bermuda Holdings I Limited, a wholly owned subsidiary of Brookfield Infrastructure, issued $300 million of perpetual subordinated notes with a coupon of 5.125% per annum. The perpetual subordinated notes do not have a maturity date or fixed redemption date, and are not redeemable at the option of the holders. The perpetual notes will be classified as a separate class of non-controlling interest in the partnership’s Consolidated Statements of Financial Position.
(e)    Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2021	2020	2019
Opening balance	57.9	49.9	49.9
Issued for cash	8.0	8.0	—
Repurchased and cancelled	(10.0)	—	—
Ending balance	55.9	57.9	49.9

	Preferred Units
US$ MILLIONS	2021	2020	2019
Opening balance	$1,130	$935	$936
Unit issuance	194	195	—
Repurchased and cancelled	(186)	—	(1)
Ending balance	$1,138	$1,130	$935
On February 25, 2022, our partnership announced its intention to redeem 12.0 million issued and outstanding Series 7 Preferred Units, which represents all of the issued and outstanding Series 7 Preferred Units, at $25 per unit on March 31, 2022.
During the year ended December 31, 2021, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 5, for $206 million. Losses on redemption of $20 million were recognized directly in equity (2020: $nil , 2019: less than 0.1 million for $1 million).
On January 21, 2021, our partnership issued 8 million Series 14 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.00% annually. In total, $200 million of gross proceeds were raised and $6 million in underwriting and issuance costs were incurred. Net proceeds of the issuance were used to finance or refinance eligible green projects following criteria outlined by the International Capital Markets Association.
On September 21, 2020, our partnership issued 8 million Series 13 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.125% annually. In total, $200 million of gross proceeds were raised and $5 million in underwriting and issuance costs were incurred. Net proceeds of the issuance were used to finance or refinance eligible green projects following criteria outlined by the International Capital Markets Association.